     As filed with the Securities and Exchange Commission on  May 1, 1998
                       Securities Act File No. 33-55758
               Investment Company Act of 1940 File No. 811-7366

--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                --------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / /
                        POST-EFFECTIVE AMENDMENT NO. 9               /X/
                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940               / /
                               AMENDMENT NO. 11                      /X/
                                --------------

                           THE ANALYTIC SERIES FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

          700 SOUTH FLOWER STREET, SUITE 2400, LOS ANGELES, CA 90017
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                 REGISTRANT'S TELEPHONE NUMBER (213) 688-3015

                               HARINDRA DE SILVA
                      ANALYTIC OPTIONED EQUITY FUND, INC.
                      700 SOUTH FLOWER STREET, SUITE 2400
                            LOS ANGELES, CA  90017

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                --------------
                                   COPY TO:
                                MICHAEL GLAZER
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                            555 SOUTH FLOWER STREET
                            LOS ANGELES, CA  90017

               IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
               [_]  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
               [X]  ON MAY 1, 1998 PURSUANT TO PARAGRAPH (B)
               [_]  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A) (1)
               [_]  ON (DATE) PURSUANT TO PARAGRAPH (A) (1)
               [_]  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A) (2)
               [_]  on (date) pursuant to Paragraph (a) (2) of Rule 485.

The Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on March 20, 1998.

                           THE ANALYTIC SERIES FUND
                           FORM N-1A CROSS REFERENCE

N-1A ITEM NO.        ITEM                       LOCATION IN REGISTRATION STATEMENT
1.  COVER PAGE                                  COVER PAGE - PROSPECTUS
2.  SYNOPSIS                                    FUND EXPENSES; YIELD AND TOTAL RETURN DISCLOSURE
3.  CONDENSED FINANCIAL INFORMATION             HIGHLIGHTS
4.  GENERAL DESCRIPTION OF REGISTRANT           INVESTMENT OBJECTIVE AND POLICIES; INVESTMENT RISKS
5.  MANAGEMENT OF THE FUND                      MANAGEMENT OF THE FUND
6.  CAPITAL STOCK AND OTHER SECURITIES          GENERAL INFORMATION;  DIVIDENDS, CAPITAL GAINS
                                                AND TAXES; SHAREHOLDER GUIDE
7.  PURCHASE OF SECURITIES BEING OFFERED        HIGHLIGHTS; SHAREHOLDER GUIDE - PURCHASING
                                                SHARES; SHAREHOLDER GUIDE - EXCHANGING SHARES
8.  REDEMPTION OR REPURCHASE                    HIGHLIGHTS; SHAREHOLDER GUIDE - REDEEMING SHARES; SHAREHOLDER GUIDE -
                                                EXCHANGING SHARES
9.  LEGAL PROCEEDINGS                           NOT APPLICABLE

PART B:   INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

N-1A ITEM NO.          ITEM                     LOCATION IN REGISTRATION STATEMENT
10. COVER PAGE                                  COVER PAGE - STATEMENT OF ADDITIONAL INFORMATION
11. TABLE OF CONTENTS                           TABLE OF CONTENTS
12. GENERAL INFORMATION AND HISTORY             NOT APPLICABLE
13. INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT OBJECTIVE AND POLICIES;
                                                INVESTMENT LIMITATIONS
14. MANAGEMENT OF REGISTRANT                    MANAGEMENT OF THE FUND
15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF    MANAGEMENT OF THE FUND; PRINCIPAL SHAREHOLDERS
     SECURITIES
16. INVESTMENT ADVISORY AND OTHER SERVICES      INVESTMENT ADVISORY AND OTHER SERVICES
17. BROKERAGE ALLOCATION AND OTHER PRACTICES    PORTFOLIO TRANSACTIONS
18. CAPITAL STOCK AND OTHER SECURITIES          NOT APPLICABLE (SEE PROSPECTUS)
19. PURCHASE, REDEMPTION, AND PRICING OF        PORTFOLIO TRANSACTIONS - PORTFOLIO
     SECURITIES BEING OFFERED                   VALUATION; PURCHASE OF SHARES; REDEMPTION OF SHARES
20. TAX STATUS                                  TAXATION; INVESTMENT OBJECTIVE AND POLICIES - TAXES
21. UNDERWRITERS                                NOT APPLICABLE
22. CALCULATION OF PERFORMANCE DATA             YIELD, TOTAL RETURN, AND OTHER PERFORMANCE STATISTICS
23. FINANCIAL STATEMENTS                        FINANCIAL STATEMENTS

PART C
------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           THE ANALYTIC SERIES FUND
                   ANALYTIC SHORT-TERM GOVERNMENT PORTFOLIO
                    ANALYTIC MASTER FIXED INCOME PORTFOLIO
                      ANALYTIC ENHANCED EQUITY PORTFOLIO

                          AMENDMENT DATED MAY 1, 1998
                   TO THE PROSPECTUS DATED OCTOBER 20, 1997

The Prospectus is hereby amended as follows:

  THE "FUND EXPENSES" SECTION OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  The following table illustrates the expenses and fees that a shareholder of the Fund will incur. However, transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf (See "Shareholder Guide--Purchasing Shares"). The "other" expenses set forth below are based on each Portfolio's operations during the annual year ended December 31, 1997.

                                              SHORT-TERM    MASTER    ENHANCED
                                              GOVERNMENT FIXED INCOME  EQUITY
                                              PORTFOLIO   PORTFOLIO   PORTFOLIO
                                              ---------- ------------ ---------
SHAREHOLDER TRANSACTION EXPENSES
Sales Load Imposed on Purchases..............    None        None       None
Sales Load Imposed on Reinvested Dividends...    None        None       None
Redemption Fees..............................    None        None       None
Exchange Fees................................    None        None       None
ANNUAL FUND OPERATING EXPENSES
Management Fees*.............................    0.30%       0.45%      0.60%
12b-1 Fees...................................    None        None       None
Other Expenses*..............................    7.50%       2.37%**    1.59%
                                                 ----        ----       ----
Total Fund Operating Expenses*...............    7.80%       2.82%**    2.19%

--------
* The Adviser has voluntarily agreed to reimburse expenses of the Fund, including advisory fees (but excluding interest, taxes, and extraordinary expenses), that exceed 0.60%, 0.90% and 1.00% of average daily net assets for the Short-Term Government, Master Fixed Income and Enhanced Equity Portfolios, respectively, until the Fund's pending reorganization with PBHG Advisor Funds, Inc. is completed or the reorganization is abandoned.
**The annual expenses has been adjusted for a decrease in assets since June
 30, 1997.

EXAMPLE
                               The following example illustrates the expenses you would pay on a $1,000 investment, assuming
                               (1) a 5% annual rate of return and
                               (2) redemption at the end of each period. The example is based on each Portfolio's actual expenses without such reimbursement.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
PORTFOLIO
Short-Term Government...........................  $77    $224    $364     $679
Master Fixed Income.............................   29      87     149      315
Enhanced Equity.................................   22      69     117      252

  The purpose of the above information is to help an investor in the Fund to understand the various fees and expenses an investor will bear directly or indirectly. THE EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  THE "FINANCIAL HIGHLIGHTS" SECTION OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  The financial statements in the tables below for each of the five years in the period ended December 31, 1997, and the one month ended December 31, 1992, have been audited by Deloitte & Touche LLP, independent auditors. Such financial statements and the report of Deloitte & Touche LLP thereon are incorporated by reference in the Statement of Additional Information. Copies of the Fund's 1997 Annual Report to Shareholders may be obtained, at no charge, by telephoning the Fund at (800) 374-2633.

SHORT-TERM GOVERNMENT PORTFOLIO

                                                                      ONE MONTH
                                 YEAR ENDED DECEMBER 31,                ENDED
                          -----------------------------------------  DECEMBER 31,
                           1997    1996    1995     1994     1993        1992
                          ------  ------  -------  -------  -------  ------------
Net asset value,
 beginning of year......  $ 9.83  $ 9.98  $  9.55  $ 10.03  $ 10.03     $10.00
                          ------  ------  -------  -------  -------     ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...    0.55    0.62     0.56     0.48     0.53       0.05
Net realized and
 unrealized gains
 (losses) on
 investments............   (0.02)  (0.10)    0.43    (0.48)    0.00       0.03
                          ------  ------  -------  -------  -------     ------
  Total from investment
   operations...........    0.53    0.52     0.99     0.00     0.53       0.08
                          ------  ------  -------  -------  -------     ------
LESS DISTRIBUTIONS:
From net investment
 income(1)..............    0.55    0.66     0.56     0.48     0.53       0.05
Return of capital.......    0.00    0.01     0.00     0.00     0.00       0.00
                          ------  ------  -------  -------  -------     ------
  Total distributions...    0.55    0.67     0.56     0.48     0.53       0.05
                          ------  ------  -------  -------  -------     ------
Net asset value, end of
 year...................  $ 9.81  $ 9.83  $  9.98  $  9.55  $ 10.03     $10.03
                          ======  ======  =======  =======  =======     ======
TOTAL RETURN............    5.54%   5.28%   10.65%    0.00%    5.37%      9.38%
                          ======  ======  =======  =======  =======     ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period ($000)..........  $2,978  $1,008  $27,880  $24,481  $26,097     $7,619
Ratio of expenses to
 average net assets:
  Before expense
   reimbursement........    7.80%   0.76%    0.82%    0.85%    0.75%      0.77%+
  After expense
   reimbursement........    0.60%   0.56%    0.50%    0.45%    0.45%      0.45%+
Ratio of net investment
 income to average net
 assets.................    5.53%   5.99%    5.76%    5.37%    4.91%      5.45%+
Portfolio turnover
 rate...................   33.50%  31.48%   10.15%    3.21%   85.69%      0.00%

--------
(1) For the year ended December 31, 1997, the distributions in excess of net investment income amounted to $0.002.
 + Annualized

MASTER FIXED INCOME PORTFOLIO

                                 YEAR ENDED DECEMBER 31,              ONE MONTH ENDED
                          ------------------------------------------   DECEMBER 31,
                           1997     1996     1995     1994     1993        1992
                          -------  -------  -------  ------   ------  ---------------
Net asset value,
 beginning of year......  $ 10.27  $ 10.41  $  9.50  $10.26   $10.06      $10.00
                          -------  -------  -------  ------   ------      ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...     0.59     0.58     0.61    0.64     0.67        0.04
Net realized and
 unrealized gains
 (losses) on investment
 and option
 transactions...........     0.41    (0.01)    0.91   (0.75)    0.41        0.06
                          -------  -------  -------  ------   ------      ------
  Total from investment
   operations...........     1.00     0.57     1.52   (0.11)    1.08        0.10
                          -------  -------  -------  ------   ------      ------
LESS DISTRIBUTIONS:
From net investment
 income.................     0.59     0.58     0.61    0.64     0.67        0.04
From net realized
 gains..................     1.75     0.12     0.00    0.01     0.21        0.00
In excess of net
 realized gains.........     0.09     0.01     0.00    0.00     0.00        0.00
                          -------  -------  -------  ------   ------      ------
  Total distributions...     2.43     0.71     0.61    0.65     0.88        0.04
                          -------  -------  -------  ------   ------      ------
Net asset value, end of
 year...................  $  8.84  $ 10.27  $ 10.41  $ 9.50   $10.26      $10.06
                          =======  =======  =======  ======   ======      ======
TOTAL RETURN............    10.04%    5.69%   16.43%  (1.04)%  10.94%      13.09%
                          =======  =======  =======  ======   ======      ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period ($000)..........  $ 5,712  $28,926  $24,868  $6,155   $8,066      $9,219
Ratio of expenses to
 average net assets:
  Before expense
   reimbursement........     1.09%    0.97%    1.03%   1.17%    1.04%       1.05%+
  After expense
   reimbursement........     0.90%    0.72%    0.69%   0.60%    0.60%       0.60%+
Ratio of net investment
 income to average net
 assets.................     5.60%    5.66%    5.99%   7.16%    6.39%       5.63%+
Portfolio turnover
 rate...................    39.89%   21.95%   31.82%  44.30%  105.39%       0.00%
Average commission
 rate(1)................  $0.0375  $0.0418  $0.0277     --       --          --

--------
(1) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged. The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.
 + Annualized

ENHANCED EQUITY PORTFOLIO

                                 YEAR ENDED DECEMBER 31,              ONE MONTH ENDED
                          ------------------------------------------   DECEMBER 31,
                           1997     1996     1995     1994     1993        1992
                          -------  -------  -------  ------   ------  ---------------
Net asset value,
 beginning of year......  $ 12.09  $ 12.94  $  9.83  $10.15   $10.02      $ 10.00
                          -------  -------  -------  ------   ------      -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...     0.15     0.21     0.23    0.28     0.40         0.01
Net realized and
 unrealized gains
 (losses) on investments
 and options............     3.45     2.74     3.22   (0.32)    0.62         0.02
                          -------  -------  -------  ------   ------      -------
  Total from investment
   operations...........     3.60     2.95     3.45   (0.04)    1.02         0.03
                          -------  -------  -------  ------   ------      -------
LESS DISTRIBUTIONS:
From net investment
 income.................     0.15     0.21     0.23    0.28     0.40         0.01
In excess of net
 investment income......     0.01     3.58     0.11    0.00     0.37         0.00
From net realized
 gains..................     1.79     3.58     0.11    0.00     0.37         0.00
In excess of net
 realized gains.........     0.02     0.01     0.00    0.00     0.00         0.00
Return of capital.......     0.00     0.00     0.00    0.00     0.12         0.00
                          -------  -------  -------  ------   ------      -------
  Total distributions...     1.97     3.80     0.34    0.28     0.89         0.01
                          -------  -------  -------  ------   ------      -------
Net asset value, end of
 year...................  $ 13.72  $ 12.09  $ 12.94  $ 9.83   $10.15      $ 10.02
                          =======  =======  =======  ======   ======      =======
TOTAL RETURN............    29.86%   22.95%   35.36%  (0.37)%  10.07%        4.08%
                          =======  =======  =======  ======   ======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period ($000)..........  $ 7,331  $ 3,519  $ 2,318  $1,511   $  903      $12,823
Ratio of expenses to
 average net assets:
  Before expense
   reimbursement........     2.19%    1.51%    1.33%   1.35%    1.35%        1.07%+
  After expense
   reimbursement........     1.00%    0.91%    0.50%   0.24%    0.57%        0.70%+
Ratio of net investment
 income to average net
 assets.................     1.00%    1.53%    2.02%   3.24%    2.16%        1.66%+
Portfolio turnover
 rate...................   189.39%  179.47%   10.15%  24.75%   76.34%       25.20%
Average commission
 rate(1)................  $0.0288  $0.0658  $0.0431     --       --           --

--------
(1) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged. The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.
 + Annualized

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "PORTFOLIO
TURNOVER":

   For the fiscal year ended December 31, 1997, the portfolio rates were 33.50%, 39.98%, and 189.39% for the Short-Term Government Portfolio, Master Fixed Income Portfolio and Enhanced Equity Portfolio, respectively.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "INVESTMENT
ADVISER":

  The Fund's Board of Trustees has approved an Agreement and Plan of Reorganization with PBHG Advisor Funds, Inc. (the "PBHG Funds") providing for the tax-free reorganization of the various Portfolios of the Fund into newly-created series of the PBHG Funds, subject to approval of the reorganization and the termination of the various Portfolios of the Fund by the shareholders of the Fund. Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser to the PBHG Funds. The Adviser will become a wholly-owned subsidiary of Pilgrim Baxter and will serve as investment sub-adviser of the corresponding series of the PBHG Funds. After the reorganization, the Adviser will continue to manage the corresponding series of the PBHG Funds in the same manner as it currently manages the Fund. A special meeting of shareholders of the Fund is currently scheduled to be held on May 28, 1998 to consider the reorganization, and further details will be provided in a proxy statement which will be sent to all shareholders entitled to vote at the meeting.

  The Adviser has voluntarily agreed to reimburse annual Portfolio expenses including advisory fees (but excluding interest, taxes, and extraordinary expenses) that exceed 0.60%, 0.90% and 1.00% of average daily net assets for the SHORT-TERM GOVERNMENT, MASTER FIXED INCOME and ENHANCED EQUITY PORTFOLIOS, respectively, until the reorganization of the Fund is completed or the reorganization is abandoned. During the fiscal year ended December 31, 1997, the ratios of operating expenses to average net assets on an annualized basis in the SHORT-TERM GOVERNMENT PORTFOLIO, MASTER FIXED INCOME PORTFOLIO, and ENHANCED EQUITY PORTFOLIO, before expense reimbursements, were 7.80%, 1.09% and 2.19%, respectively. In calculating Portfolio expenses for purposes of such reimbursement, any commission reimbursement from broker-dealers will not be applied. Any such waiver or absorption will have the effect of lowering the overall expense ratio for a Portfolio and increasing the overall total return and yield to investors at the time any such amounts were waived and/or absorbed.

  Dennis M. Bein and Harindra de Silva have been the portfolio managers for the Enhanced Equity Portfolio since November 1996. Mr. Bein has been a member of the portfolio management and research team for the Adviser since August 1995. From August 1990 to March 1998, he was with Analysis Group, Inc., most recently as a senior associate. Dr. de Silva is the President of the Fund, Analytic Optioned Equity Fund and the Adviser, which he joined as a managing director in May 1995. Previously he served as a principal of Analysis Group, Inc. from March 1986 through March 1998. They are subject to the supervision of the Adviser's investment management committee.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "EXCHANGE SHARES":

  Should your investment goals change, you may exchange your shares between the Portfolios in the Fund or for shares of the Analytic Optioned Equity Fund. If the shareholders of the Fund approve the Fund's pending reorganization with the PBHG Funds, this exchange privilege with the Analytic Optioned Equity Fund will terminate.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "SHARES OF BENEFICIAL INTEREST":

  As of March 31, 1998, Southern Baptist Foundation held of record more than 25% of the outstanding shares of the SHORT-TERM GOVERNMENT PORTFOLIO and may be considered a controlling person of these Portfolios under the 1940 Act.

                           THE ANALYTIC SERIES FUND
                   ANALYTIC SHORT-TERM GOVERNMENT PORTFOLIO
                    ANALYTIC MASTER FIXED INCOME PORTFOLIO
                      ANALYTIC ENHANCED EQUITY PORTFOLIO

                         AMENDMENT DATED MAY 1, 1998
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 20, 1997

  The Statement of Additional Information is hereby amended as follows:

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "MANAGEMENT OF THE FUND":

  Officers and Trustees of the Fund who are affiliates of the Adviser receive no fee or salary from the Fund. Each Trustee who is not an affiliate of the Adviser receives an annual fee of $2,000 plus $1,000 per meeting attended and reimbursement for expenses. For the fiscal year ended December 31, 1997, total compensation received by the Trustees who are not affiliates of the Adviser is as follows:

                                                                               TOTAL
                                                                           COMPENSATION
                                       PENSION/RETIREMENT                  FROM ANALYTIC
                                            BENEFITS                      OPTIONED EQUITY
                           AGGREGATE    ACCRUED AS PART      ESTIMATED     FUND AND THE
                         COMPENSATION       OF FUND       ANNUAL BENEFITS ANALYTIC SERIES
     NAME                FROM THE FUND      EXPENSES      FROM RETIREMENT      FUND
     ----                ------------- ------------------ --------------- ---------------
Michael D. Butler.......    $6,000            None             None           $12,000
Robertson Whittemore....    $6,000            None             None           $12,000

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "INVESTMENT ADVISORY AND OTHER SERVICES, THE INVESTMENT ADVISER":
  Analytic . TSA Global Asset Management, Inc. (the "Adviser") is the investment adviser of the Fund pursuant to an Investment Management Agreement between the Fund and the Adviser, dated November 30, 1992 (the "Management Agreement"). The Management Agreement was last approved by the Board of Trustees, including the unanimous vote of the Fund's Trustees who are not parties to the agreement or "interested persons" of the Fund, on February 26, 1998, at a meeting called for the purpose of voting on such approval.


  The Adviser is a wholly owned subsidiary of United Asset Management Corporation ("UAMC"). UAMC was organized in 1980 by its Chief Executive Officer, Norton H. Reamer, for the purpose of acquiring firms engaged in the institutional investment management business. UAMC has indicated that on or about May 28, 1998, the Adviser will become a subsidiary of Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a wholly-owned subsidiary of UAMC.

  The officers and directors of the Adviser are:

Roger G. Clarke              Chairman of the Board

Gregory M. McMurran          Chief Investment Officer

Robert Bannon                Managing Director

Harindra de Silva            President

Marie Nastasi Arlt           Chief Operating Officer, Treasurer and Secretary

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "THE INVESTMENT MANAGEMENT AGREEMENT":

  As compensation for furnishing investment advisory, management and other services, and expenses assumed, pursuant to the Investment Management Agreement, the Short-Term Government, Master Fixed Income, and Enhanced Equity Portfolios pay the Adviser an annual fee equal to 0.30%, 0.45% and 0.60% of average daily net assets, respectively. For the years ended December 31, 1997 and 1996, the Adviser voluntarily agreed to reimburse expenses that exceeded 0.60%, 0.90%, and 1.00% of average daily net assets for the Short-Term Government, Master Fixed Income, and Enhanced Equity Portfolios, respectively. After such reimbursements, the Short-Term Government Portfolio paid $0.00 and $36,314, the Master Fixed Income Portfolio paid $65,462 and $70,152, and the Enhanced Equity Portfolio paid $0.00 and $3,860 in advisory fees.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "BROKERAGE":

  During the fiscal years ended December 31, 1997 and 1996, aggregate commissions paid were $0 by the Short-Term Government Portfolio, $43,983 and $27,017 by the Master Fixed Income Portfolio, and $16,005 and $24,710 by the Enhanced Equity Portfolio. During the fiscal year ended December 31, 1997, none of the Fund's commissions were allocated to brokers who also provided research services to the Adviser.

  The "PRINCIPAL SHAREHOLDERS" section of the statement of additional information is replaced in its entirety by the following:

  The following tables show, as of March 31, 1998, the beneficial ownership of each Portfolio's shares of beneficial interests by all officers and Trustees of the Fund (as a group) and the record ownership of shares by each person known to the Fund to be a record owner of more than 5% of the issued and outstanding shares of beneficial interests of a Portfolio. Except for shares held by officers and Trustees, the Fund has no information regarding beneficial ownership of such shares.

SHORT-TERM GOVERNMENT PORTFOLIO (TOTAL SHARES OUTSTANDING 344,426)

       NAME AND ADDRESS                            NUMBER OF SHARES PERCENTAGE
       ----------------                            ---------------- ----------
Analytic . TSA Global Asset Management, Inc.......     206,571         59.9%
 FBO Southern Baptist Foundation
 700 South Flower Street
 Suite 2400
 Los Angeles, CA 90017
Analytic . TSA Global Asset Management, Inc. .....      54,488         15.8%
 FBO Prison Law Office
 700 South Flower Street
 Suite 2400
 Los Angeles, CA 90017
Analytic . TSA Global Asset Management, Inc. .....      23,019          6.6%
 FBO Mountain Grove Cemetery Association
 700 South Flower Street
 Suite 2400
 Los Angeles, CA 90017

  All Officers and Trustees of the Fund as a group owned less than 1% of the Fund's outstanding shares as of March 31, 1998.

MASTER FIXED INCOME PORTFOLIO (TOTAL SHARES OUTSTANDING 481,905)

       NAME AND ADDRESS                             NUMBER OF SHARES PERCENTAGE
       ----------------                             ---------------- ----------
Analytic . TSA Global Asset Management, Inc. ......      60,546         12.5%
 FBO Mountain Grove Cemetery Association
 700 South Flower Street
 Suite 2400
 Los Angeles, CA 90017
Tucker Anthony, Inc. ..............................      58,035         12.0%
 VMEP NHC Pension
 4 Landmark Square
 Stamford, CT 06901
R. Borzilleir......................................      56,713         11.7%
 VMEP Blodgett
 4 Landmark Square
 Stamford, CT 06901
Greg McMurran......................................      28,995          6.0%
 2116 North Westwood Avenue
 Santa Ana, CA 92706
Tucker Anthony, Inc. ..............................      24,451          5.0%
 VMEP
 4 Landmark Square
 Stamford, CT 06901
All Officers and Trustees of the Fund as a group
 owned 3.2% of the fund's outstanding shares as of
 March 31, 1998....................................      15,834          3.2%

ENHANCED EQUITY PORTFOLIO (TOTAL SHARES OUTSTANDING 657,654)

       NAME AND ADDRESS                            NUMBER OF SHARES PERCENTAGE
       ----------------                            ---------------- ----------
Charles Schwab & Co., Inc. .......................     147,485         22.4%
 Special Custody Account FBO Customers
 101 Montgomery Street
 San Francisco, CA 94104
Analytic . TSA Global Asset Management, Inc. .....     141,012         21.4%
 FBO Prison Law Office
 700 South Flower Street
 Suite 2400
 Los Angeles, CA 90017
Analytic . TSA Global Asset Management, Inc. .....     127,686         19.4%
 FBO Mountain Grove Cemetery Association
 700 South Flower Street
 Suite 2400
 Los Angeles, CA 90017
National Financial Services Corp. ................      36,211          5.5%
 FBO Exclusive Benefit of our Customers
 200 Liberty Street
 Attn Mutual Funds
 New York, NY 10281

  All Officers and Trustees of the Fund as a group owned less than 1% of the Fund's outstanding shares as of March 31, 1998.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "TAXATION":

  To qualify as a regulated investment company, a Portfolio no longer needs to derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "YIELD, TOTAL RETURN, AND OTHER PERFORMANCE STATISTICS".

  The total returns for each Portfolio for the various periods have been:

                               SHORT TERM       MASTER FIXED INCOME ENHANCED EQUITY
                           GOVERNMENT PORTFOLIO      PORTFOLIO         PORTFOLIO
                          --------------------- ------------------- ---------------
1 year 1/1/97-12/31/97..          5.54%               10.04%             29.86%
Since public inception
 7/1/93-12/31/97........         26.03%               39.50%            124.08%

  The 30-day yield for the Short-Term Government and Master Fixed Income Portfolios at December 31, 1997 is 5.47% and 6.36%, respectively.

  THE "FINANCIAL STATEMENTS" SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  The financial statements in the Fund's 1997 Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information. Such financial statements have been audited by the Fund's independent auditors, Deloitte & Touche LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. Such financial statements have been incorporated hereby in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the Fund's Annual Report to Shareholders may be obtained at no charge by telephoning the Fund at the number on the front page of this Statement of Additional Information.

PART C


OTHER INFORMATION

Item 24: FINANCIAL STATEMENTS AND EXHIBITS.
         (a)  Financial Statements:

              (1)  The following information is included in Part A - Prospectus:

              Financial Highlights

              (2) The following audited information is included in Part B - Statement of Additional Information:

              Registrant's Statement of Assets and Liabilities including Schedules of Portfolio Investments, Statement of Changes in Net Assets, Statement of Operations, related notes, and Independent Auditors' Report, are included as part of Registrant's Annual Report to Shareholders for the period ended December 31, 1997, and are incorporated by reference in Part B.

(b)  Exhibits

              1.1  Certificate of Trust of Registrant - filed as Exhibit 1.1 to the Form N-1A Registration Statement of registrant on December 15, 1992 (the "Registration Statement") and incorporated herein by reference.
              1.2  Amendment to Certificate of Trust of Registrant - filed as
                     Exhibit 1.2 to Pre-Effective Amendment No. 1 to Form N-1A Registration Statement of the registrant on April 23, 1993 ("Pre-Effective Amendment No. 1) and incorporated herein by reference.
              1.3  Amended and Restated Declaration of trust of Registrant -
                     filed as Exhibit 1.3 to Pre-Effective Amendment No. 1 and incorporated herein by reference.
              1.4  Amendment of Amended and Restated Declaration of Trust of
                     Registrant - filed as Exhibit 1.4 to Pre-Effective Amendment No. 6 and incorporated herein by reference.
              2    Bylaws of Registrant -- filed as Exhibit 2 to the
                   Registration Statement and incorporated herein by reference.
              3    None.
              4    None
              5    Investment Management Agreement between Registrant and
                    Analytic Investment Management, Inc. dated November 30, 1992
                    - filed as Exhibit 5 to the Registration Statement and incorporated herein by reference.
              5.1  Amendment to Investment Management Agreement between
                    Registrant and Analytic Investment Management, Inc. dated March 18, 1993 - filed as Exhibit 5.1 to Pre-Effective Amendment No. 1 and incorporated herein by reference.
              6    Distribution Agreement between Registrant and UAM Fund
                    Distributors, Inc. dated May 1, 1997 -- filed as Exhibit 6 to Registrant's Form N-1A Registration Statement on August 21, 1997 and incorporated herein by reference.
              7    None.
              8.1  Custodian Agreement between Registrant and The Chase

                   Manhattan Bank dated September 8, 1997 -- filed as Exhibit 8 to Registrant's Form N-1A Registration Statement on October
                   20, 1997 and incorporated herein by reference;
              8.2  Amendment to Custodian Agreement between Registrant and The
                   Chase Manhattan Bank dated February 26, 1998.
              8.3  Letter Agreement between the Registrant and Analytic-TSA
                   Global Asset Management, Inc. dated February 26, 1998.
              9.1  Fund Administration Agreement between Registrant and UAM Fund
                   Services, Inc. dated May 16, 1997 -- filed as Exhibit 9.1 to
                   Registrant's Form N-1A Registration Statement on August 21,
                   1997 and incorporated herein by reference.
              9.2  Mutual Funds Service Agreement between UAM Fund Services,
                   Inc. and Chase Global Funds Services Company dated May 16,
                   1997 -- filed as Exhibit 9.2 to Registrant's Form N-1A
                   Registration Statement on August 21, 1997 and incorporated herein by reference.
              9.3  Agreement and Plan of Reorganization with PBHG Advisor Funds
                   Inc., -- filed as Exhibit A to PBHG Advisor Funds Inc. Form
                   N-14 filed April 8, 1998 and incorporated herein by
                   reference.
              10   Opinion and Consent of Counsel - included as part of
                   Registrant's Form 24f-2 Notice filed February 27, 1997 and incorporated herein by reference.
              11   Consent of Deloitte & Touche LLP.
              12   None.
              13   Investment Representations of Initial Investor filed as
                   Exhibit 13 to Pre-Effective Amendment No. 1 to the Form N-1A
                   Registration Statement of Registrant on February 15, 1994,
                   and incorporated herein by reference.
              14   Analytic Individual Retirement Account and Disclosure
                   Statement -- filed as Exhibit 14 to Post Effective Amendment
                   No. 1 to the Form N-1A Registration Statement of Registrant
                   on February 15, 1994, and incorporated herein by reference..
              15   None.
              16   Schedule of Computation of Performance Quotations in
                   Registration Statement -- filed as Exhibit 16 to Post
                   Effective Amendment No. 2 to the Registrant's Form N-1A
                   Registration Statement on April 29, 1994 and incorporated
                   herein by reference.
              17   Financial Data Schedule.
              18   None
              19   Power of Attorney - filed as Exhibit 19 to Post Effective
                   Amendment No. 28 to the registrant's Form N-1A Registration
                   Statement on October 20, 1997 and incorporated herein by reference.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    By reason of its common Board of Directors and investment adviser, The Analytic Optioned Equity fund, Inc., a California corporation which is registered as a diversified, open-end management investment company under the 1940 Act, may be deemed to be under common control with the Registrant.

Item 26: NUMBER OF HOLDERS OF SECURITIES


Portfolio                          Title of Class             Number of Record Holders as of March 31, 1998
Short-Term Government        Shares of Beneficial Interest                          57
Master Fixed Income          Shares of Beneficial Interest                          75
Enhanced Equity              Shares of Beneficial Interest                         129

Item 27: INDEMNIFICATION

Section 5.2 of registrant's Declaration of Trust provides indemnification of Registration's trustees and officers against liabilities incurred by them in connection with the defense or liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

     Section 7 of registrant's Investment Management Agreement limits the liability of Registrant's Adviser in connection with performing its obligations under the Agreements, except with respect to matters involving its Disabling Conduct.

     Insofar as indemnification for liability arising under the Securities
Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     During the two years ended December 31, 1997, Analytic-TSA Global Asset Management, Inc. has engaged only in the business of acting as investment adviser to fiduciaries and other long-term investors. It also acts as sub-adviser to The Analytic Series Fund, an open-end, diversified registered investment company. During such period, the other substantial business, professions, vocations or employments of the directors and officers of Analytic-TSA Global Asset Management, Inc. have been as follows:


Name                              Office                              Other Employment
----                              ------                              ----------------
Roger G. Clarke      Chairman of the Board of Directors      President of Analytic-TSA Investors
                                                             (wholly owned subsidiary of Adviser)
                                                             and Director of Investment Securities
                                                             of the Church of Jesus Christ of
                                                             Latter Day Saints, since January
                                                             1996.  Formerly, Managing Director,
                                                             President, Chief Executive Officer


Name                              Office                              Other Employment
----                              ------                              ----------------
                                                             and Chief Investment of TSA Capital
                                                             Management.

Gregory M. McMurran  Chief Investment Officer                Treasurer of Analytic Optioned Equity
                                                             Fund and The Analytic Series Fund.

Harindra de Silva    President                               President of Analytic Optioned Equity
                                                             Fund and The Analytic Series Fund.
                                                             Formerly, President of AG Risk
                                                             Management and Principal of Analysis
                                                             Group.

Robert J. Bannon     Managing Director                       Portfolio Manager of Analytic-TSA
                                                             Investors (wholly owned subsidiary of
                                                             Adviser) since March, 1996.
                                                             Formerly, Senior Vice President and
                                                             Senior Investment Strategist of TSA
                                                             Capital Management.

Marie Nastasi Arlt   Chief Operating Officer,                Senior Vice President and Secretary of
                     Treasurer and Secretary                 Analytic Optioned Equity Fund and The
                                                             Analytic Series Fund. Secretary, Treasurer,
                                                             Principal and Vice President of
                                                             Analytic-TSA Investors (wholly owned
                                                             subsidiary of Adviser). Executive
                                                             Vice President, Managing Director,
                                                             Principal, Treasurer and Secretary of
                                                             TSA Capital Management.


The business address of such persons is 700 South Flower Street, Suite 2400, Los Angeles, CA 90017.

Item 29. PRINCIPAL UNDERWRITERS

         (a) UAM Fund Distributors, Inc. (the "Distributor"), the firm which acts as sole distributor of the Registrant's shares, also acts as distributor for UAM Funds Trust, UAM Funds, Inc. and The Analytic Optioned Equity Fund, Inc.

         (b) The information required with respect to each Trustee and officer of the Distributor is incorporated by reference to

              Schedule A of Form BD filed by the Distributor pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

         (c)  Not applicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of the Registrant and its investment adviser (700 South Flower Street, Suite 2400, Los Angeles, CA 90017), the Registrant's sub-transfer agent, sub-dividend disbursing agent and sub-shareholder servicing agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108) and the Registrant's custodian bank (The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245).

Item 31. Not applicable.

Item 32. UNDERTAKINGS

         Registrant hereby undertakes that if it is requested by the ho9lders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         In addition, Registrant hereby undertakes to furnish each person to whom a prospectus delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 28th day of April, 1998.

                     THE ANALYTIC SERIES FUND.
                                 (Registrant)



                     By /s/ Michael F. Koehn*
                       -----------------------------
                       Michael F. Koehn, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME                                  TITLE                   DATE

/s/ Harindra de Silva

NAME                                  TITLE                   DATE

--------------------------
Harindra de Silva           President                      April 28, 1998

/s/ Gregory M. McMurran
--------------------------
Gregory M. McMurran         Treasurer (Chief Financial     April 28, 1998
                            Officer)

/s/ Michael F. Koehn
--------------------------
Michael F. Koehn*           Chairman of the Board of       April 28, 1998
                            Trustee

/s/ Michael D. Butler
--------------------------
Michael D. Butler*          Trustee                        April 28, 1998

/s/ Robertson Whittemore
--------------------------
Robertson Whittemore*       Trustee                        April 28, 1998


*By /s/ Marie Nastasi Arlt
    ----------------------
    Marie Nastasi Arlt
    Attorney-in-fact


EXHIBIT INDEX

Exhibit No.      Exhibit Description
-----------      -------------------

      8.2        Amendment to Custodian Agreement
      8.3        Letter Agreement
     11          Consent of Independent Accountants
     27          Financial Data Schedule